General and Administrative	6 Months Ended
Jun. 30, 2020
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General and Administrative
7.	General and Administrative

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2020	2019	2020	2019

Salaries and benefits
Salaries and benefits, excluding PSUs		$4,095	$3,771	$8,230	$7,668
PSUs 1	21.1	10,097	2,417	13,374	9,541
Total salaries and benefits		$14,192	$6,188	$21,604	$17,209
Depreciation		478	467	989	960
Donations		2,293	333	2,634	809
Professional fees		936	970	1,339	1,333
Other		2,595	2,835	5,607	5,660
General and administrative before equity settled stock based compensation		$20,494	$10,793	$32,173	$25,971
Equity settled stock based compensation 2
Stock options	20.2	$506	$642	$1,153	$1,210
RSUs	20.3	799	814	1,655	1,603
Total equity settled stock based compensation		$1,305	$1,456	$2,808	$2,813

Total general and administrative		$21,799	$12,249	$34,981	$28,784
1)
The PSU accrual related to the anticipated fair value of the PSUs issued uses a weighted average performance factor of 184% during the three and six months ended June 30, 2020 as compared to 181% during the comparable period of 2019.

2)	Equity settled stock based compensation is a non-cash expense.